Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Feb. 01, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Oneida Financial Corp.
Entity Central Index Key	0001485001
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 69.9
Entity Common Stock, Shares Outstanding		7,027,230
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY